N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Group Variable Annuity Contracts
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Group Variable Annuity Contracts | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
Average Annual Total Returns, 5 Years [Percent]	(1.12%)
Average Annual Total Returns, 10 Years [Percent]	0.10%
Group Variable Annuity Contracts | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(11.73%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Innovations (Series II)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Innovations (Series II) | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Innovations (Series II) | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Innovations
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Innovations | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Innovations | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions Cornerstone (Series II)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone (Series II) | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions Cornerstone (Series II) | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions Cornerstone
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions Cornerstone | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions New Jersey Institutions of Higher Ed.
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions New Jersey Institutions of Higher Ed. | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions New Jersey Institutions of Higher Ed. | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions Standard (Series II)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series II) | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions Standard (Series II) | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions Standard
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions Standard | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
State of Iowa Retirement Investors Club 403(b)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
State of Iowa Retirement Investors Club 403(b) | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
State of Iowa Retirement Investors Club 403(b) | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions State of Connecticut
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions State of Connecticut | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions State of Connecticut | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions Standard (Series A)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series A) | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions Standard (Series A) | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Hartford 403(b) Cornerstone Innovations
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Hartford 403(b) Cornerstone Innovations | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Hartford 403(b) Cornerstone Innovations | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions Chicago Public Schools
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Chicago Public Schools | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions Chicago Public Schools | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions Standard (Series A-II)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series A-II) | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund– Class A* (formerly Federated Hermes High Income Bond Fund - Class A)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions Standard (Series A-II) | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%